Fair Value Measurements - Schedule of Significant Unobservable Inputs Used Recurring Level 3 Fair Value Measurements (Detail) - Fair Value, Inputs, Level 3 [Member] - Earnout Liability [Member]
$ in Thousands
	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 15, 2019 USD ($)	Dec. 31, 2018 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 6,905	$ 5,236
Discount Rate		6.5
Income Approach Method [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 6,905	$ 6,905
Measurement Input, Discount Rate [Member] | Income Approach Method [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Discount Rate	2.38	2.38